SCHWABFUNDS

SCHWAB
TAX-FREE
BOND FUNDS


Annual Report
August 31, 1997

Dear Shareholder,

[PHOTO OF         With the support of investors like you, SchwabFunds(R)
CHARLES R.        continues to be among the largest and fastest-growing mutual
SCHWAB]           fund families in the nation. Charles Schwab Investment
                  Management, Inc. (CSIM) now manages over $50 billion in assets for more than 2.5 million SchwabFunds shareholders and offers
                  31 funds spanning a spectrum of financial markets and investing styles.

ENHANCING CHANNELS OF COMMUNICATION

We believe that an important part of serving your needs is keeping you informed about your investments. This report, for example, contains performance and financial data on your fund as well as an analysis of market trends during the reporting period and the impact of those trends on our portfolio management strategy. This is just one way we hope to keep communication open between you and the people managing your investments.

In addition, if you're among the millions of people exploring the Internet, I encourage you to visit our Web site at www.schwab.com/schwabfunds, where you'll find a wealth of information -- including monthly commentaries on market conditions from our SchwabFunds portfolio managers.

NEW INVESTMENT OPPORTUNITIES

In our ongoing commitment to provide additional investment opportunities, we recently introduced Schwab OneSource Portfolios - Small Company Fund -- a professionally managed portfolio of small company mutual funds in one convenient investment. If you're looking for an easy, cost-effective way to tap into the growth potential of small companies, this fund may be an appropriate investment for you. For a free prospectus which contains more information including fees and expenses, please call our toll-free line at 1-800-435-4000. Please be sure to read the prospectus before investing.

Thank you for placing your trust in SchwabFunds. We will continue to explore new strategies to help meet your investment needs and to provide you with timely information on SchwabFunds.


                                    /s/ Charles R. Schwab
                                    Charles R. Schwab

Make Your
Money Work
Harder!

Use this envelope to easily add
to your Schwab Bond Fund.

Charles Schwab

WE'VE MADE IT EASIER FOR YOU! TAKE ADVANTAGE OF THIS OPPORTUNITY TO ADD TO YOUR SCHWAB BOND FUND INVESTMENT.

Now, you can easily add to your investment by using this convenient Schwab investment coupon. You can also have money transferred to your bond fund directly from your bank account or payroll check using Schwab's free Automatic Investment Plan (AIP). 1 If you'd like more information on AIP, just check the appropriate box on the coupon. We'll send you everything you need to get started.

DON'T DELAY. USE THIS CONVENIENT INVESTMENT ENVELOPE AND SEND YOUR CHECK TODAY!

1. The Automatic Investment Plan does not ensure profit or protect against loss in declining markets.

------------------------------------------------------------------------------
                              PLEASE DETACH HERE.

SCHWAB BOND FUND
INVESTMENT COUPON
------------------------------------------------------------------------------

Please enclose your check and this completed investment coupon in the attached postage-paid envelope.

---------------------------------------------
NAME

$
---------------------------------------------
AMOUNT OF INVESTMENT*

X
---------------------------------------------
SIGNATURE

/ /  Check here if you would like more investment coupons for future use.

/ / Check here if you would like more information on Schwab's Automatic Investment Plan (AIP).

*THIS ENVELOPE MAY NOT BE USED FOR INITIAL INVESTMENTS. SUBSEQUENT INVESTMENT MINIMUM IS $100.

(c) 1997 Charles Schwab & Co., Inc. All rights reserved. Member SIPC/NYSE. Printed on recycled paper. TF5009(9/97) CRS 20155


---------------------------------------------
            SCHWAB ACCOUNT NUMBER

PLEASE INDICATE INTO WHICH SCHWAB BOND FUND YOUR MONEY SHOULD BE INVESTED.
THIS ENVELOPE MAY ONLY BE USED FOR PURCHASES OF FUNDS WHICH YOU ALREADY OWN AND FOR WHICH YOU HAVE A CURRENT PROSPECTUS.

/ /  Schwab Long-Term Government Bond Fund
/ /  Schwab Short/Intermediate Government Bond Fund
/ /  Schwab California Long-Term Tax-Free Bond Fund
/ /  Schwab California Short/Intermediate Tax-Free Bond Fund
/ /  Schwab Long-Term Tax-Free Fund
/ /  Schwab Short/Intermediate Tax-Free Fund

IF NO FUND IS INDICATED, YOUR INVESTMENT WILL GO INTO THE SWEEP MONEY FUND YOU'VE DESIGNATED IN YOUR SCHWAB ACCOUNT.

(Lift here for more information.)

CHARLES SCHWAB

JUST FOLLOW THESE EASY STEPS:

1. Fill out the Schwab investment coupon completely, including your name, account number, signature and the amount of your check. Please use a separate coupon for each account.

2. Make your check payable to CHARLES SCHWAB & CO., INC., and enclose your check with the completed coupon in this postage-paid envelope.

3. Then just drop your Schwab Bond Fund investment envelope in the mail today--and start putting your money to work! If you have any questions, don't hesitate to call your local Schwab office or 1-800-435-4000.


THIS ENVELOPE MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT SCHWAB BOND FUND PROSPECTUS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Attn: Dept. AIP 333-4

----------------
  NO POSTAGE
 NECESSARY IF
 MAILED IN THE
 UNITED STATES
----------------


-----------------------------------------------------------
                      BUSINESS REPLY MAIL
FIRST-CLASS MAIL     PERMIT NO. 18125     SAN FRANCISCO, CA
-----------------------------------------------------------
                POSTAGE WILL BE PAID BY ADDRESSEE


CHARLES SCHWAB & CO., INC
PO BOX 7778
SAN FRANCISCO CA  94120-9419

TABLE OF CONTENTS

A WORD FROM SCHWABFUNDS(R).....................................................2
SCHWAB SHORT/INTERMEDIATE TAX-FREE BOND FUND...................................4
SCHWAB LONG-TERM TAX-FREE BOND FUND............................................6
THE PORTFOLIO MANAGEMENT TEAM..................................................8
MARKET OVERVIEW................................................................9
QUESTIONS TO THE PORTFOLIO MANAGEMENT TEAM....................................17
FINANCIAL STATEMENTS AND NOTES................................................20

A WORD FROM SCHWABFUNDS(R)

We are pleased to bring you the annual report for Schwab Short/Intermediate Tax-Free Bond Fund and Schwab Long-Term Tax-Free Bond Fund (the Funds) for the year ended August 31, 1997.

During the reporting period, the Funds achieved their primary objectives of providing a high level of current income exempt from federal income taxes, consistent with preservation of capital. 1 The chart below shows the income dividends on a per share basis paid by the Funds during each fiscal year or period since inception.

                           Income Dividends per Share

           Label              A                     B
Label                         Schwab               Schwab
                              Short/Intermediate   Long-Term
                              Tax-Free Bond Fund   Tax-Free Bond Fund
 1         1992                  0                  0.17
 2         1993               0.13                  0.36
 3         1994               0.37                  0.52
 4         1995                0.4                  0.53
 5         1996               0.41                  0.52
 6         1997               0.41                  0.53

                                  Fiscal Year

                     [ ]   Schwab Short/Intermediate Tax-Free Bond Fund
                     [ ]   Schwab Long-Term Tax-Free Bond Fund

 *  Period from Inception (9/11/92) through 12/31/92.
**  Period from Inception (4/21/93) through 8/31/93 for Schwab
Short/Intermediate Tax-Free Bond Fund and for the eight-month period ended 8/31/93 for Schwab Long-Term Tax-Free Bond Fund.


1 Income from the Funds may be subject to state and local taxes and to federal Alternative Minimum Tax (AMT).

TAXABLE EQUIVALENT YIELD

The taxable equivalent yield represents the pre-tax yield a taxable investment would have to pay to equal the tax-exempt yield of an investor's tax bracket and may be helpful in evaluating the performance of a tax-exempt investment. The table below shows the Funds' 30-day SEC yields as of 8/31/97 and the taxable equivalent yields, 2 assuming a maximum federal income tax rate of 39.6%.
Actual tax rates may vary.

                               30-Day SEC     Taxable Equivalent
                                  Yield        30-Day SEC Yield
Schwab Short/Intermediate
Tax-Free Bond Fund                3.89%            6.44%

Schwab Long-Term
Tax-Free Bond Fund                5.00%            8.28%

2 The Investment Manager and Schwab waived a portion of their fees during the reporting period and have guaranteed through at least December 31, 1997 that maximum total operating expenses will not exceed 0.49%. Without fee waivers and guarantees, the Funds' yields would have been lower.

SCHWAB SHORT/INTERMEDIATE TAX-FREE BOND FUND

The Fund invests primarily in debt securities issued by or on behalf of the states, territories, and possessions of the U.S. and the District of Columbia and their political subdivisions, agencies, and instrumentalities. Under normal market conditions, the Fund seeks to maintain a dollar weighted average portfolio maturity between two and five years.

The chart below presents the Fund's portfolio as of 8/31/97 based on published ratings from Standard & Poor's Ratings Group and/or Moody's Investor Services, which are recognized rating services. Categories reflect the higher published ratings for securities rated differently by the two agencies and percentages are dollar weighted. This information is not necessarily indicative of the Fund's future holdings.

                                  [PIE CHART]

                      Label                  A
Label

 1                    AAA                    64%
 2                    AA                     27%
 3                    A                       5%
 4                    BBB                     2%
 5                    Short-Term Securities   2%

The chart on the following page compares the growth of a $10,000 investment in the Fund, made at inception, with a similar investment in the Lehman Brothers 3-Year Municipal Bond Index (Lehman 3-Year Muni Index). THIS INFORMATION IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS.

TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Indices are unmanaged and do not reflect advisory fees and other expenses associated with an investment in the Fund. Investors cannot invest in an index directly.

                COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL
                $10,000 INVESTMENT IN SCHWAB SHORT/INTERMEDIATE
                TAX-FREE BOND FUND AND LEHMAN 3-YEAR MUNI INDEX


                [ ] Schwab Short/Intermediate Tax-Free Bond Fund
                          [ ] Lehman 3-Year Muni Index

               Label                      A                       B
               -----                     ---                     ---
Label                          SCHWAB SHORT/INTERMEDIATE    LEHMAN 3-YEAR
                                  TAX-FREE BOND FUND          MUNI INDEX
-----                          -------------------------    -------------
 1          Apr 21, 93                 10000                    10000
 2          Apr-93                      9990                     9993
 3          May-93                     10038                    10020
 4          Jun-93                     10129                    10085
 5          Jul-93                     10151                    10090
 6          Aug-93                     10283                    10184
 7          Sep-93                     10344                    10228
 8          Oct-93                     10366                    10250
 9          Nov-93                     10326                    10237
10          Dec-93                     10462                    10344
11          Jan-94                     10567                    10428
12          Feb-94                     10412                    10331
13          Mar-94                     10218                    10206
14          Apr-94                     10280                    10267
15          May-94                     10323                    10315
16          Jun-94                     10312                    10318
17          Jul-94                     10407                    10403
18          Aug-94                     10429                    10440
19          Sep-94                     10377                    10414
20          Oct-94                     10317                    10389
21          Nov-94                     10245                    10370
22          Dec-94                     10346                    10415
23          Jan-95                     10445                    10501
24          Feb-95                     10563                    10612
25          Mar-95                     10655                    10707
26          Apr-95                     10691                    10743
27          May-95                     10881                    10908
28          Jun-95                     10884                    10934
29          Jul-95                     10987                    11050
30          Aug-95                     11079                    11136
31          Sep-95                     11115                    11167
32          Oct-95                     11175                    11221
33          Nov-95                     11255                    11293
34          Dec-95                     11305                    11340
35          Jan-96                     11383                    11429
36          Feb-96                     11364                    11431
37          Mar-96                     11313                    11403
38          Apr-96                     11306                    11417
39          May-96                     11312                    11427
40          Jun-96                     11371                    11496
41          Jul-96                     11443                    11559
42          Aug-96                     11447                    11577
43          Sep-96                     11519                    11647
44          Oct-96                     11605                    11729
45          Nov-96                     11712                    11838
46          Dec-96                     11705                    11844
47          Jan-97                     11742                    11896
48          Feb-97                     11801                    11954
49          Mar-97                     11737                    11892
50          Apr-97                     11776                    11943
51          May-97                     11876                    12040
52          Jun-97                     11938                    12111
53          Jul-97                     12096                    12255
54          Aug-97                     12065                    12230


AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 8/31/97

                                       1 Yr.           Since        30-Day        Value of a
                                                    Inception 3    SEC Yield   $10,000 Investment
Schwab Short/Intermediate
Tax-Free Bond Fund 4                    5.40%          4.39%          3.89%       $12,065

Lehman 3-Year
Muni Index                              5.65%          4.72%            --        $12,230

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 6/30/97

                                                 1 Yr.       Since       30-Day
                                                           Inception 3  SEC Yield
Schwab Short/Intermediate
Tax-Free Bond Fund 4                             4.99%        4.31%        3.96%

3 Inception date was 4/21/93.

4 The Investment Manager and Schwab waived a portion of their fees during the reporting period and have guaranteed through at least December 31, 1997 that maximum total operating expenses will not exceed 0.49%. Without fee waivers and guarantees, as of 8/31/97, the Fund's 30-day SEC yield and average annual one-year and since inception total returns would have been 3.32%, 4.91%, and 3.92%, respectively. Without fee waivers and guarantees, as of 6/30/97, the Fund's 30-day SEC yield and average annual one-year and since inception total returns would have been 3.38%, 4.51%, and 3.84%, respectively.

SCHWAB LONG-TERM TAX-FREE BOND FUND

The Fund invests primarily in debt securities issued by or on behalf of the states, territories, and possessions of the U.S. and the District of Columbia and their political subdivisions, agencies, and instrumentalities. Under normal market conditions, the Fund seeks to maintain a dollar weighted average portfolio maturity of ten years or longer.

The chart below presents the Fund's portfolio as of 8/31/97 based on published ratings from Standard & Poor's Ratings Group and/or Moody's Investor Services, which are recognized rating services. Categories reflect the higher published ratings for securities rated differently by the two agencies and percentages are dollar weighted. This information is not necessarily indicative of the Fund's future holdings.

                                  [PIE CHART]

Label                   Label                   A
 1                       AAA                     58%
 2                       AA                      32%
 3                       A                        9%
 4                       Short-Term Securities    1%

The chart on the following page compares the growth of a $10,000 investment in the Fund, made at inception, with a similar investment in the Lehman Brothers General Obligation Municipal Bond Index (Lehman Muni Bond Index). THIS INFORMATION IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS.

TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Indices are unmanaged and do not reflect advisory fees and other expenses associated with an investment in the Fund. Investors cannot invest in an index directly.

                COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL
                $10,000 INVESTMENT IN SCHWAB LONG-TERM TAX-FREE
                      BOND FUND AND LEHMAN MUNI BOND INDEX

                     [ ]  Schwab Long-Term Tax-Free Bond Fund
                     [ ]  Lehman Muni Bond Index

                 Label                 A                             B
Label                          Schwab Long-Term              Lehman Muni Bond
                               Tax-Free Bond Fund                  Index
 1                Sep 11, 92          10000                         10000
 2                Sep-92               9867                          9923
 3                Oct-92               9515                          9826
 4                Nov-92               9912                         10002
 5                Dec-92              10092                         10104
 6                Jan-93              10240                         10221
 7                Feb-93              10682                         10591
 8                Mar-93              10484                         10479
 9                Apr-93              10632                         10585
10                May-93              10690                         10644
11                Jun-93              10883                         10822
12                Jul-93              10879                         10836
13                Aug-93              11157                         11062
14                Sep-93              11298                         11188
15                Oct-93              11315                         11209
16                Nov-93              11201                         11111
17                Dec-93              11465                         11345
18                Jan-94              11588                         11475
19                Feb-94              11274                         11177
20                Mar-94              10791                         10722
21                Apr-94              10858                         10813
22                May-94              10970                         10907
23                Jun-94              10870                         10840
24                Jul-94              11085                         11044
25                Aug-94              11109                         11083
26                Sep-94              10921                         10920
27                Oct-94              10657                         10726
28                Nov-94              10381                         10532
29                Dec-94              10658                         10764
30                Jan-95              11050                         11072
31                Feb-95              11381                         11394
32                Mar-95              11514                         11524
33                Apr-95              11483                         11538
34                May-95              11918                         11906
35                Jun-95              11735                         11802
36                Jul-95              11836                         11914
37                Aug-95              11971                         12065
38                Sep-95              12056                         12141
39                Oct-95              12250                         12317
40                Nov-95              12443                         12521
41                Dec-95              12591                         12642
42                Jan-96              12640                         12738
43                Feb-96              12520                         12651
44                Mar-96              12366                         12489
45                Apr-96              12319                         12454
46                May-96              12311                         12449
47                Jun-96              12484                         12585
48                Jul-96              12599                         12699
49                Aug-96              12553                         12697
50                Sep-96              12780                         12875
51                Oct-96              12948                         13020
52                Nov-96              13188                         13258
53                Dec-96              13117                         13203
54                Jan-97              13097                         13228
55                Feb-97              13223                         13350
56                Mar-97              12987                         13172
57                Apr-97              13146                         13283
58                May-97              13358                         13482
59                Jun-97              13502                         13626
60                Jul-97              13933                         14004
61                Aug-97              13728                         13872


AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 8/31/97

                                        1 Yr.             Since         30-Day        Value of a
                                                       Inception 5    SEC Yield   $10,000 Investment
Schwab Long-Term
Tax-Free Bond Fund 6                    9.36%          6.58%          5.00%       $13,728

Lehman Muni
Bond Index                              9.25%          6.80%            --        $13,872

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 6/30/97

                                              1 Yr.            Since       30-Day
                                                            Inception 5   SEC Yield
Schwab Long-Term
Tax-Free Bond Fund 6                          8.15%         6.45%         5.11%

5 Inception date was 9/11/92.

6 The Investment Manager and Schwab waived a portion of their fees during the reporting period and have guaranteed through at least December 31, 1997 that maximum total operating expenses will not exceed 0.49%. Without fee waivers and guarantees, as of 8/31/97, the Fund's 30-day SEC yield and average annual one-year and since inception total returns would have been 4.42%, 8.80%, and 6.01%, respectively. Without fee waivers and guarantees, as of 6/30/97, the Fund's 30-day SEC yield and average annual one-year and since inception total returns would have been 4.51%, 7.57%, and 5.88%, respectively.

THE PORTFOLIO MANAGEMENT TEAM

STEPHEN B. WARD - Senior Vice President and Chief Investment Officer, has overall responsibility for the management of each Fund's portfolio. Steve joined CSIM as Vice President and Portfolio Manager in April 1991 and was promoted to his current position in August 1993. Prior to joining CSIM, Steve was Vice President and Portfolio Manager at Federated Investors.

JOANNE LARKIN - Vice President and Senior Portfolio Manager, has had primary responsibility for the day-to-day management of each Fund's portfolio since their inception. Joanne joined CSIM as Portfolio Manager in February 1992 and was promoted to her current position in December 1996. Prior to joining CSIM, Joanne was Portfolio Manager for the Shearson Lehman California Municipal Bond Fund and E.F. Hutton's Municipal Cash Reserve Management.

MARKET OVERVIEW

                              Real GDP Growth Rate

                      Label                A
Label                                   Real GDP
 1                    Q1 1990              0.041
 2                    Q2 1990              0.013
 3                    Q3 1990             -0.019
 4                    Q4 1990             -0.041
 5                    Q1 1991              0.022
 6                    Q2 1991              0.017
 7                    Q3 1991               0.01
 8                    Q4 1991               0.01
 9                    Q1 1992              0.047
10                    Q2 1992              0.025
11                    Q3 1992               0.03
12                    Q4 1992              0.043
13                    Q1 1993             -0.001
14                    Q2 1993              0.019
15                    Q3 1993              0.023
16                    Q4 1993              0.048
17                    Q1 1994              0.025
18                    Q2 1994              0.049
19                    Q3 1994              0.035
20                    Q4 1994               0.03
21                    Q1 1995              0.004
22                    Q2 1995              0.007
23                    Q3 1995              0.038
24                    Q4 1995              0.003
25                    Q1 1996               0.02
26                    Q2 1996              0.047
27                    Q3 1996              0.021
28                    Q4 1996              0.038
29                    Q1 1997              0.049
30                    Q2 1997              0.033


Source: Bloomberg L.P.


- The economy, as measured by the growth of real GDP, continues to expand at a healthy rate. The real GDP growth rate was 3.2% for the 1996 calendar year and 4.1% for the first six months of 1997.

- The apparent strength of the economy and the tight labor markets (refer to the next graph) continue to lead to speculation regarding the potential impact on future inflation and whether more restrictive Federal Reserve policy is imminent. The Federal Reserve has indicated that it is "on alert" for signs of accelerating inflation caused by either tight labor markets or by consumer spending fueled by a strong stock market.

- At the time of this writing, the economy appears poised for growth, continuing the current economic expansion which began in 1991.

                             U.S. Unemployment Rate

                         Label                  A
Label                                     Unemployment Rate

 1                       Jan-90                  0.053
 2                       Feb-90                  0.053
 3                       Mar-90                  0.052
 4                       Apr-90                  0.054
 5                       May-90                  0.053
 6                       Jun-90                  0.051
 7                       Jul-90                  0.054
 8                       Aug-90                  0.056
 9                       Sep-90                  0.057
10                       Oct-90                  0.058
11                       Nov-90                   0.06
12                       Dec-90                  0.062
13                       Jan-91                  0.063
14                       Feb-91                  0.065
15                       Mar-91                  0.068
16                       Apr-91                  0.066
17                       May-91                  0.068
18                       Jun-91                  0.068
19                       Jul-91                  0.067
20                       Aug-91                  0.068
21                       Sep-91                  0.068
22                       Oct-91                  0.069
23                       Nov-91                  0.069
24                       Dec-91                  0.071
25                       Jan-92                  0.071
26                       Feb-92                  0.073
27                       Mar-92                  0.073
28                       Apr-92                  0.073
29                       May-92                  0.074
30                       Jun-92                  0.077
31                       Jul-92                  0.076
32                       Aug-92                  0.076
33                       Sep-92                  0.075
34                       Oct-92                  0.074
35                       Nov-92                  0.073
36                       Dec-92                  0.073
37                       Jan-93                  0.071
38                       Feb-93                   0.07
39                       Mar-93                   0.07
40                       Apr-93                   0.07
41                       May-93                  0.069
42                       Jun-93                  0.069
43                       Jul-93                  0.068
44                       Aug-93                  0.067
45                       Sep-93                  0.067
46                       Oct-93                  0.067
47                       Nov-93                  0.065
48                       Dec-93                  0.064
49                       Jan-94                  0.067
50                       Feb-94                  0.066
51                       Mar-94                  0.065
52                       Apr-94                  0.064
53                       May-94                   0.06
54                       Jun-94                   0.06
55                       Jul-94                  0.061
56                       Aug-94                  0.061
57                       Sep-94                  0.059
58                       Oct-94                  0.056
59                       Nov-94                  0.056
60                       Dec-94                  0.054
61                       Jan-95                  0.056
62                       Feb-95                  0.054
63                       Mar-95                  0.058
64                       Apr-95                  0.057
65                       May-95                  0.057
66                       Jun-95                  0.056
67                       Jul-95                  0.057
68                       Aug-95                  0.053
69                       Sep-95                  0.056
70                       Oct-95                  0.055
71                       Nov-95                  0.056
72                       Dec-95                  0.056
73                       Jan-96                  0.058
74                       Feb-96                  0.055
75                       Mar-96                  0.056
76                       Apr-96                  0.054
77                       May-96                  0.056
78                       Jun-96                  0.053
79                       Jul-96                  0.054
80                       Aug-96                  0.051
81                       Sep-96                  0.052
82                       Oct-96                  0.052
83                       Nov-96                  0.053
84                       Dec-96                  0.053
85                       Jan-97                  0.054
86                       Feb-97                  0.053
87                       Mar-97                  0.052
88                       Apr-97                  0.049
89                       May-97                  0.048
90                       Jun-97                   0.05
91                       Jul-97                  0.048
92                       Aug-97                  0.049


Source: Bloomberg L.P.



- The unemployment rate during 1996 remained near its lowest point for the decade. This declining trend continued into 1997, with the May and July rates of 4.8% representing the lowest rates since December 1973.

- Low unemployment rates typically lead many economists to question whether continued low levels of unemployment can persist without generating inflationary pressures on wages and ultimately, prices.

                             Measures of Inflation

                      [ ] Quarterly Employment Cost Index

                      [ ] Monthly Consumer Price Index

                         Label                  A
   Label                                   Monthly Consumer
                                             Price Index
 1                       Jan-90                  0.052
 2                       Feb-90                  0.053
 3                       Mar-90                  0.052
 4                       Apr-90                  0.047
 5                       May-90                  0.044
 6                       Jun-90                  0.047
 7                       Jul-90                  0.048
 8                       Aug-90                  0.056
 9                       Sep-90                  0.062
10                       Oct-90                  0.063
11                       Nov-90                  0.063
12                       Dec-90                  0.061
13                       Jan-91                  0.057
14                       Feb-91                  0.053
15                       Mar-91                  0.049
16                       Apr-91                  0.049
17                       May-91                   0.05
18                       Jun-91                  0.047
19                       Jul-91                  0.044
20                       Aug-91                  0.038
21                       Sep-91                  0.034
22                       Oct-91                  0.029
23                       Nov-91                   0.03
24                       Dec-91                  0.031
25                       Jan-92                  0.026
26                       Feb-92                  0.028
27                       Mar-92                  0.032
28                       Apr-92                  0.032
29                       May-92                   0.03
30                       Jun-92                  0.031
31                       Jul-92                  0.032
32                       Aug-92                  0.031
33                       Sep-92                   0.03
34                       Oct-92                  0.032
35                       Nov-92                   0.03
36                       Dec-92                  0.029
37                       Jan-93                  0.033
38                       Feb-93                  0.032
39                       Mar-93                  0.031
40                       Apr-93                  0.032
41                       May-93                  0.032
42                       Jun-93                   0.03
43                       Jul-93                  0.028
44                       Aug-93                  0.028
45                       Sep-93                  0.027
46                       Oct-93                  0.028
47                       Nov-93                  0.027
48                       Dec-93                  0.027
49                       Jan-94                  0.025
50                       Feb-94                  0.025
51                       Mar-94                  0.025
52                       Apr-94                  0.024
53                       May-94                  0.023
54                       Jun-94                  0.025
55                       Jul-94                  0.028
56                       Aug-94                  0.029
57                       Sep-94                   0.03
58                       Oct-94                  0.026
59                       Nov-94                  0.027
60                       Dec-94                  0.027
61                       Jan-95                  0.028
62                       Feb-95                  0.029
63                       Mar-95                  0.029
64                       Apr-95                  0.031
65                       May-95                  0.032
66                       Jun-95                   0.03
67                       Jul-95                  0.028
68                       Aug-95                  0.026
69                       Sep-95                  0.025
70                       Oct-95                  0.028
71                       Nov-95                  0.026
72                       Dec-95                  0.025
73                       Jan-96                  0.027
74                       Feb-96                  0.027
75                       Mar-96                  0.028
76                       Apr-96                  0.029
77                       May-96                  0.029
78                       Jun-96                  0.028
79                       Jul-96                   0.03
80                       Aug-96                  0.029
81                       Sep-96                   0.03
82                       Oct-96                   0.03
83                       Nov-96                  0.033
84                       Dec-96                  0.033
85                       Jan-97                   0.03
86                       Feb-97                   0.03
87                       Mar-97                  0.028
88                       Apr-97                  0.025
89                       May-97                  0.022
90                       Jun-97                  0.023
91                       Jul-97                  0.022
92                       Aug-97                  0.022


                         Label                  A
   Label                                 Quarterly Employment
                                             Cost Index
 1                       Jan-90                  0.053
 2                       Feb-90                  0.053
 3                       Mar-90                  0.053
 4                       Apr-90                  0.054
 5                       May-90                  0.054
 6                       Jun-90                  0.054
 7                       Jul-90                  0.051
 8                       Aug-90                  0.051
 9                       Sep-90                  0.051
10                       Oct-90                  0.048
11                       Nov-90                  0.048
12                       Dec-90                  0.048
13                       Jan-91                  0.046
14                       Feb-91                  0.046
15                       Mar-91                  0.046
16                       Apr-91                  0.045
17                       May-91                  0.045
18                       Jun-91                  0.045
19                       Jul-91                  0.043
20                       Aug-91                  0.043
21                       Sep-91                  0.043
22                       Oct-91                  0.042
23                       Nov-91                  0.042
24                       Dec-91                  0.042
25                       Jan-92                  0.041
26                       Feb-92                  0.041
27                       Mar-92                  0.041
28                       Apr-92                  0.035
29                       May-92                  0.035
30                       Jun-92                  0.035
31                       Jul-92                  0.034
32                       Aug-92                  0.034
33                       Sep-92                  0.034
34                       Oct-92                  0.035
35                       Nov-92                  0.035
36                       Dec-92                  0.035
37                       Jan-93                  0.034
38                       Feb-93                  0.034
39                       Mar-93                  0.034
40                       Apr-93                  0.036
41                       May-93                  0.036
42                       Jun-93                  0.036
43                       Jul-93                  0.036
44                       Aug-93                  0.036
45                       Sep-93                  0.036
46                       Oct-93                  0.034
47                       Nov-93                  0.034
48                       Dec-93                  0.034
49                       Jan-94                  0.032
50                       Feb-94                  0.032
51                       Mar-94                  0.032
52                       Apr-94                  0.031
53                       May-94                  0.031
54                       Jun-94                  0.031
55                       Jul-94                  0.031
56                       Aug-94                  0.031
57                       Sep-94                  0.031
58                       Oct-94                   0.03
59                       Nov-94                   0.03
60                       Dec-94                   0.03
61                       Jan-95                   0.03
62                       Feb-95                   0.03
63                       Mar-95                   0.03
64                       Apr-95                   0.03
65                       May-95                   0.03
66                       Jun-95                   0.03
67                       Jul-95                  0.028
68                       Aug-95                  0.028
69                       Sep-95                  0.028
70                       Oct-95                  0.028
71                       Nov-95                  0.028
72                       Dec-95                  0.028
73                       Jan-96                  0.029
74                       Feb-96                  0.029
75                       Mar-96                  0.029
76                       Apr-96                  0.029
77                       May-96                  0.029
78                       Jun-96                  0.029
79                       Jul-96                  0.029
80                       Aug-96                  0.029
81                       Sep-96                  0.029
82                       Oct-96                   0.03
83                       Nov-96                   0.03
84                       Dec-96                   0.03
85                       Jan-97                  0.028
86                       Feb-97                  0.028
87                       Mar-97                  0.028
88                       Apr-97                  0.028
89                       May-97                  0.028
90                       Jun-97                  0.028
91                       Jul-97                  0.030
92                       Aug-97                  0.030

Source: Bloomberg L.P.

- Both the Employment Cost Index and Consumer Price Index (CPI) remained in check throughout the first half of 1997, reflecting continued low levels of inflation.

- For the twelve months ended August 1997, the CPI rose 2.2%, the lowest rate since February 1987. Its core rate (which excludes the more volatile food and energy components) rose 2.3%, the lowest rate since 1965.

- The Federal Reserve has indicated that the economy remains at risk to inflation and that it is poised to act preemptively by raising interest rates if necessary. The Federal Reserve did take action in March, increasing the Federal Funds Rate by 0.25% to 5.50%, yet left interest rates unchanged at the recent July 1997 Federal Open Market Committee meeting.

                            TOTAL RETURN PERFORMANCE
                          GROWTH OF A DOLLAR INVESTED



              Label            A           B                 C                  D
------------------------------------------------------------------------------------------------------
Label                      S&P 500   Schwab Small-Cap   Schwab International   Lehman Brothers General
                            Index        Index                Index            U.S. Gov't. Index
------------------------------------------------------------------------------------------------------
 1                               1              1                1                  1
 2     Sep-96                1.056          1.037            1.029              1.017
 3     Oct-96                1.085          1.019            1.026              1.039
 4     Nov-96                1.167           1.06            1.074              1.057
 5     Dec-96                1.144          1.079            1.064              1.046
 6     Jan-97                1.216          1.105            1.029              1.047
 7     Feb-97                1.225          1.078            1.046              1.049
 8     Mar-97                1.175          1.025            1.053              1.038
 9     Apr-97                1.245          1.028            1.064              1.053
10     May-97                1.321          1.154            1.142              1.062
11     Jun-97                 1.38          1.214            1.209              1.074
12     Jul-97                 1.49          1.283            1.242              1.104
13     Aug-97                1.404          1.312            1.152              1.093

[ ] Schwab Small-Cap Index(R)        [ ] S&P 500(R) Index
[ ] Schwab International Index(R)    [ ] Lehman Brothers General U.S. Gov't.
                                         Index

TOTAL RETURN ASSUMES REINVESTMENT OF ALL DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. The indices are representative returns of specific market sectors during the reporting period and do not reflect performance of any fund. Indices are unmanaged and, unlike a fund, do not reflect the payment of advisory fees and other expenses associated with an investment in a fund. Investors cannot invest in an index directly.

- Despite a 5.6% correction in August, large-cap domestic stocks, as represented by the S&P 500 Index, continued to be the strongest performing asset class, achieving a 40.6% return during the one-year reporting period ended August 31, 1997.

- As represented by the 31.2% return of the Schwab Small-Cap Index, small-cap stocks also achieved very strong returns during the reporting period, well in excess of their long-term averages.

- International stocks, as represented by the Schwab International Index, achieved a return of 15.2% for the reporting period, following a correction of 7.2% during August which was led by Asian markets.

- U.S. Government bonds, as represented by the Lehman Brothers General U.S. Government Index, achieved a return of 9.3% for the one-year reporting period.

                        S&P 500(R) Price/Earnings Ratio

        Label            A
Label           S&P 500 Price/Earnings Ratio
 1      Jan-90             14.37
 2      Feb-90             14.21
 3      Mar-90             14.77
 4      Apr-90             14.82
 5      May-90             15.84
 6      Jun-90             16.66
 7      Jul-90             16.65
 8      Aug-90             15.57
 9      Sep-90              14.9
10      Oct-90             14.36
11      Nov-90             14.59
12      Dec-90             15.19
13      Jan-91             14.95
14      Feb-91             16.82
15      Mar-91             17.48
16      Apr-91             17.85
17      May-91             17.92
18      Jun-91             17.96
19      Jul-91             18.07
20      Aug-91             19.72
21      Sep-91             19.88
22      Oct-91             19.92
23      Nov-91             21.02
24      Dec-91             21.85
25      Jan-92             23.35
26      Feb-92             23.83
27      Mar-92             25.45
28      Apr-92             25.51
29      May-92             25.71
30      Jun-92             25.08
31      Jul-92             25.61
32      Aug-92              25.5
33      Sep-92             24.37
34      Oct-92             23.94
35      Nov-92             24.08
36      Dec-92             24.01
37      Jan-93              24.2
38      Feb-93             24.25
39      Mar-93             24.22
40      Apr-93              23.2
41      May-93             23.21
42      Jun-93             22.58
43      Jul-93             22.52
44      Aug-93             23.02
45      Sep-93             23.74
46      Oct-93             23.97
47      Nov-93             22.55
48      Dec-93             23.55
49      Jan-94             22.98
50      Feb-94             21.17
51      Mar-94             20.34
52      Apr-94              20.1
53      May-94             20.16
54      Jun-94             19.76
55      Jul-94             18.64
56      Aug-94              18.9
57      Sep-94             18.26
58      Oct-94             17.55
59      Nov-94             16.58
60      Dec-94             16.98
61      Jan-95             16.23
62      Feb-95              16.2
63      Mar-95              16.5
64      Apr-95             16.02
65      May-95             16.43
66      Jun-95             16.82
67      Jul-95             16.55
68      Aug-95             16.18
69      Sep-95             16.86
70      Oct-95             16.18
71      Nov-95             17.14
72      Dec-95             17.41
73      Jan-96             18.11
74      Feb-96             18.56
75      Mar-96             18.94
76      Apr-96             19.16
77      May-96             19.48
78      Jun-96              19.3
79      Jul-96             18.31
80      Aug-96             18.62
81      Sep-96             19.75
82      Oct-96              19.6
83      Nov-96             21.05
84      Dec-96              20.7
85      Jan-97             20.55
86      Feb-97             20.98
87      Mar-97             19.87
88      Apr-97             20.24
89      May-97             21.43
90      Jun-97             22.45
91      Jul-97             23.92
92      Aug-97             22.64

Source: Bloomberg L.P.

- The price/earnings ratio for the S&P 500 was 22.6 at the close of the reporting period, well above its 30-year average of 14.7.

- Based on other traditional measures such as the price-to-book value ratio or dividend yield, the U.S. stock market valuation, as measured by the S&P 500, reached historical highs during the reporting period.

- Although low inflation and interest rates, as well as strong flows into mutual funds, have helped the U.S. equity markets reach such levels, Federal Reserve Chairman Greenspan has warned that current stock market values make sense only if the outlook for corporate earnings growth remains positive, an assumption which should be widely debated by market participants.

                    30-Year and 5-Year Treasury Bond Yields

                        [ ] 30-Year Treasury Bond Yield
                         [ ] 5-Year Treasury Bond Yield

                               LABEL                  A                    B
         -----------------------------------------------------------------------
                                                    30-Year            5-Year
             Label                                  Treasury          Treasury
                                                   Bond Yield        Bond Yield
             1               Sep 6, 96              0.0711              0.067
         --------------------------------------------------------------------
             2              Sep 13, 96              0.0695             0.0647
         --------------------------------------------------------------------
             3              Sep 20, 96              0.0704             0.0662
         --------------------------------------------------------------------
             4              Sep 27, 96              0.0691             0.0644
         --------------------------------------------------------------------
             5               Oct 4, 96              0.0674             0.0621
         --------------------------------------------------------------------
             6              Oct 11, 96              0.0685             0.0628
         --------------------------------------------------------------------
             7              Oct 18, 96               0.068             0.0625
         --------------------------------------------------------------------
             8              Oct 25, 96              0.0682             0.0626
         --------------------------------------------------------------------
             9               Nov 1, 96              0.0668             0.0611
         --------------------------------------------------------------------
            10               Nov 8, 96              0.0651             0.0603
         --------------------------------------------------------------------
            11              Nov 15, 96              0.0646             0.0596
         --------------------------------------------------------------------
            12              Nov 22, 96              0.0644             0.0593
         --------------------------------------------------------------------
            13              Nov 29, 96              0.0635             0.0583
         --------------------------------------------------------------------
            14               Dec 6, 96              0.0651             0.0599
         --------------------------------------------------------------------
            15              Dec 13, 96              0.0657             0.0605
         --------------------------------------------------------------------
            16              Dec 20, 96              0.0661             0.0614
         --------------------------------------------------------------------
            17              Dec 27, 96              0.0656             0.0608
         --------------------------------------------------------------------
            18               Jan 3, 97              0.0673             0.0627
         --------------------------------------------------------------------
            19              Jan 10, 97              0.0685             0.0638
         --------------------------------------------------------------------
            20              Jan 17, 97              0.0682             0.0631
         --------------------------------------------------------------------
            21              Jan 24, 97              0.0689             0.0639
         --------------------------------------------------------------------
            22              Jan 31, 97              0.0679             0.0625
         --------------------------------------------------------------------
            23               Feb 7, 97               0.067             0.0615
         --------------------------------------------------------------------
            24              Feb 14, 97              0.0652             0.0606
         --------------------------------------------------------------------
            25              Feb 21, 97              0.0664             0.0616
         --------------------------------------------------------------------
            26              Feb 28, 97               0.068             0.0639
         --------------------------------------------------------------------
            27               Mar 7, 97              0.0681             0.0637
         --------------------------------------------------------------------
            28              Mar 14, 97              0.0694             0.0652
         --------------------------------------------------------------------
            29              Mar 21, 97              0.0697             0.0662
         --------------------------------------------------------------------
            30              Mar 28, 97              0.0709             0.0678
         --------------------------------------------------------------------
            31               Apr 4, 97              0.0712             0.0676
         --------------------------------------------------------------------
            32              Apr 11, 97              0.0717             0.0684
         --------------------------------------------------------------------
            33              Apr 18, 97              0.0705             0.0671
         --------------------------------------------------------------------
            34              Apr 25, 97              0.0714             0.0684
         --------------------------------------------------------------------
            35               May 2, 97              0.0687             0.0651
         --------------------------------------------------------------------
            36               May 9, 97              0.0689             0.0652
         --------------------------------------------------------------------
            37              May 16, 97               0.069             0.0655
         --------------------------------------------------------------------
            38              May 23, 97              0.0699             0.0658
         --------------------------------------------------------------------
            39              May 30, 97              0.0691              0.065
         --------------------------------------------------------------------
            40               Jun 6, 97              0.0677             0.0637
         --------------------------------------------------------------------
            41              Jun 13, 97              0.0672             0.0625
         --------------------------------------------------------------------
            42              Jun 20, 97              0.0666             0.0627
         --------------------------------------------------------------------
            43              Jun 27, 97              0.0674             0.0633
         --------------------------------------------------------------------
            44               Jul 4, 97              0.0663             0.0619
         --------------------------------------------------------------------
            45              Jul 11, 97              0.0653             0.0612
         --------------------------------------------------------------------
            46              Jul 18, 97              0.0653             0.0614
         --------------------------------------------------------------------
            47              Jul 25, 97              0.0645             0.0608
         --------------------------------------------------------------------
            48               Aug 1, 97              0.0645             0.0607
         --------------------------------------------------------------------
            49               Aug 8, 97              0.0664             0.0622
         --------------------------------------------------------------------
            50              Aug 15, 97              0.0655             0.0606
         --------------------------------------------------------------------
            51              Aug 22, 97              0.0665             0.0619
         --------------------------------------------------------------------
            52              Aug 29, 97              0.0661             0.0622
         --------------------------------------------------------------------

Source: Bloomberg L.P.

- Although bond yields moved within a fairly narrow trading range throughout most of the reporting period, they were heavily influenced by reports indicating the relative strength of the economy.

- Yields declined during the third and into the fourth quarter of 1996 following reports of weaker economic data and a slowing of the GDP growth rate to 2.1% during the third quarter. The fourth quarter's lower interest rates prompted renewed refinancing activity and consumer spending, resulting in better employment growth, higher rates, and stronger GDP growth through the first quarter of 1997.

- Yields experienced another decline during the second quarter of 1997, again in response to reports of weaker economic activity.

                 30-YEAR AND 5-YEAR AAA GENERAL OBLIGATION (GO)
                             MUNICIPAL BOND YIELDS


                        Label            A                B
                  --------------  ----------------   ----------------
         Label                     30-Year AAA GO    5-Year AAA GO
                                  Muni Bond Yields   Muni Bond Yields
        -------                   ----------------   ----------------
           1         Sep 6, 96         0.0575           0.0458
           2        Sep 13, 96         0.0564           0.0448
           3        Sep 20, 96         0.0569           0.0454
           4        Sep 27, 96          0.056           0.0445
           5         Oct 4, 96         0.0547            0.044
           6        Oct 11, 96         0.0555           0.0448
           7        Oct 18, 96         0.0557           0.0449
           8        Oct 25, 96         0.0562           0.0448
           9         Nov 1, 96         0.0555           0.0441
          10         Nov 8, 96         0.0549           0.0435
          11        Nov 15, 96         0.0544            0.043
          12        Nov 22, 96         0.0541           0.0425
          13        Nov 29, 96         0.0532           0.0418
          14         Dec 6, 96          0.054           0.0426
          15        Dec 13, 96         0.0542           0.0428
          16        Dec 20, 96         0.0542           0.0428
          17        Dec 27, 96         0.0538           0.0424
          18         Jan 3, 97         0.0544            0.043
          19        Jan 10, 97         0.0555           0.0441
          20        Jan 17, 97         0.0553           0.0443
          21        Jan 24, 97         0.0554           0.0444
          22        Jan 31, 97         0.0551           0.0441
          23         Feb 7, 97         0.0545           0.0435
          24        Feb 14, 97         0.0533           0.0423
          25        Feb 21, 97         0.0539           0.0429
          26        Feb 28, 97         0.0544           0.0434
          27         Mar 7, 97         0.0547           0.0437
          28        Mar 14, 97          0.055            0.044
          29        Mar 21, 97         0.0557           0.0447
          30        Mar 28, 97         0.0563           0.0458
          31         Apr 4, 97         0.0566           0.0466
          32        Apr 11, 97         0.0564           0.0464
          33        Apr 18, 97         0.0562           0.0466
          34        Apr 25, 97         0.0567           0.0475
          35         May 2, 97         0.0556           0.0467
          36         May 9, 97         0.0553           0.0464
          37        May 16, 97         0.0549            0.046
          38        May 23, 97          0.055           0.0461
          39        May 30, 97         0.0547            0.046
          40         Jun 6, 97          0.054           0.0453
          41        Jun 13, 97         0.0529           0.0437
          42        Jun 20, 97         0.0527           0.0435
          43        Jun 27, 97         0.0533           0.0436
          44         Jul 4, 97         0.0529           0.0432
          45        Jul 11, 97         0.0523           0.0426
          46        Jul 18, 97         0.0517            0.042
          47        Jul 25, 97         0.0511           0.0414
          48         Aug 1, 97         0.0514           0.0418
          49         Aug 8, 97         0.0522           0.0426
          50        Aug 15, 97         0.0524           0.0428
          51        Aug 22, 97         0.0529           0.0433
          52        Aug 29, 97          0.053           0.0434

[ ] 30-Year AAA GO Muni Bond Yields          [ ] 5-Year AAA GO Muni Bond Yields

Source: Bloomberg L.P.

- Municipal bond yields experienced a pattern similar to Treasury bond yields and finished the reporting period approximately 0.25% to 0.45% lower than at the start of the period.

             RATIO OF MUNICIPAL BOND YIELDS TO TREASURY BOND YIELDS


                Label           A               B
-------------------------------------------------------------
Label                         30-Year         5-Year
                              Bond Yields     Bond Yields
-------------------------------------------------------------
  1             Sep 6, 96       0.809           0.684
  2            Sep 13, 96       0.812           0.692
  3            Sep 20, 96       0.808           0.686
  4            Sep 27, 96       0.811           0.692
  5             Oct 4, 96       0.811           0.709
  6            Oct 11, 96       0.811           0.714
  7            Oct 18, 96       0.819           0.718
  8            Oct 25, 96       0.825           0.716
  9             Nov 1, 96       0.831           0.722
 10             Nov 8, 96       0.844           0.722
 11            Nov 15, 96       0.842           0.722
 12            Nov 22, 96       0.841           0.717
 13            Nov 29, 96       0.838           0.717
 14             Dec 6, 96       0.829           0.711
 15            Dec 13, 96       0.825           0.707
 16            Dec 20, 96        0.82           0.697
 17            Dec 27, 96        0.82           0.697
 18             Jan 3, 97       0.808           0.686
 19            Jan 10, 97       0.811           0.691
 20            Jan 17, 97       0.811           0.703
 21            Jan 24, 97       0.804           0.695
 22            Jan 31, 97       0.812           0.706
 23             Feb 7, 97       0.813           0.708
 24            Feb 14, 97       0.817           0.698
 25            Feb 21, 97       0.811           0.696
 26            Feb 28, 97         0.8            0.68
 27             Mar 7, 97       0.803           0.686
 28            Mar 14, 97       0.792           0.675
 29            Mar 21, 97       0.799           0.675
 30            Mar 28, 97       0.794           0.675
 31             Apr 4, 97       0.794            0.69
 32            Apr 11, 97       0.787           0.678
 33            Apr 18, 97       0.797           0.695
 34            Apr 25, 97       0.794           0.695
 35             May 2, 97       0.809           0.717
 36             May 9, 97       0.802           0.712
 37            May 16, 97       0.796           0.703
 38            May 23, 97       0.787             0.7
 39            May 30, 97       0.792           0.708
 40             Jun 6, 97       0.797           0.711
 41            Jun 13, 97       0.787           0.699
 42            Jun 20, 97       0.791           0.694
 43            Jun 27, 97       0.791           0.689
 44             Jul 4, 97       0.798           0.697
 45            Jul 11, 97       0.801           0.697
 46            Jul 18, 97       0.792           0.684
 47            Jul 25, 97       0.792           0.681
 48             Aug 1, 97       0.797           0.689
 49             Aug 8, 97       0.787           0.685
 50            Aug 15, 97         0.8           0.706
 51            Aug 22, 97       0.796           0.699
 52            Aug 29, 97       0.802           0.698


[ ] 30-Year Bond Yields      [ ] 5-Year Bond Yields

Source:  Bloomberg L.P.

- An upward slope in these lines indicates that municipal yields are rising relative to Treasury yields and that municipal bond values are falling (or not rising as fast) relative to Treasury values. A downward slope indicates the reverse. The reason for the yield differential of approximately 10% between the long-term and short-term ratios is that the holders of long-term tax-exempt bonds demand higher yields to compensate for the increased credit risk associated with holding any long-term bond not backed by the U.S. Government.

- Although impacted by seasonal supply and demand conditions, the relationship between five-year Treasury and municipal bond yields remained fairly constant during the reporting period. Likewise, the ratio between thirty-year municipal bond and Treasury bond yields remained within a fairly narrow range, and finished out the reporting period with slightly lower municipal yields relative to those of Treasuries.

QUESTIONS TO THE PORTFOLIO MANAGEMENT TEAM

Q. HOW WERE THE FUNDS MANAGED DURING THE REPORTING PERIOD? WERE ANY CHANGES MADE TO THE PORTFOLIO?

A. We have continued to maintain portfolios of high-quality securities (primarily AAA and AA). In the current market environment, we believe this is an appropriate strategy for the Funds since there is very little yield advantage associated with lower-rated securities -- we simply do not believe investors are being adequately compensated for the higher credit risk. In both Funds, we continue to execute a cautious strategy, carefully watching economic indicators and monitoring Federal Reserve Bank communications regarding the target level for short-term interest rates.

SCHWAB SHORT/INTERMEDIATE TAX-FREE BOND FUND

Reflecting the uncertainty of future movements in interest rates, we have maintained the Fund's weighted average maturity (WAM) in a range comparable to those of other funds with similar investment objectives. During the reporting period, the Fund's WAM ranged from approximately 3.1 to 3.8 years. As of the end of the reporting period, the Fund's WAM was 3.46 years, down slightly from 3.75 years at the beginning of the period.

SCHWAB LONG-TERM TAX-FREE BOND FUND

The Fund maintained its WAM within a range from approximately 17 to 20 years. In early December, we extended the Fund's WAM from approximately 18 years to approximately 19.25 years reflecting our assessment that municipal securities were competitively priced at that time. Although the Fund has extended its maturity beyond this range in the past, the yield curve is currently very flat beyond 20 years, indicating that there is very little yield advantage associated with the longer maturities. Again, we do not believe investors are being adequately rewarded for the additional interest rate risk. The Fund's WAM at the end of the period was 19.96 years, down slightly from 20.25 years at the beginning of the period.

Q. HOW DO THE SCHWAB TAX-FREE BOND FUNDS FIT INTO AN ASSET ALLOCATION PLAN?

A. The Schwab Tax-Free Bond Funds can be used to fulfill all or a portion of the bond component of an asset allocation plan. Bond funds can be an important element in an asset allocation plan because of their ability to generate income and to help reduce overall portfolio volatility. The selection of a taxable or tax-exempt bond fund should be a function of whether you plan to hold the fund in a tax-deferred account (such as an IRA or 401(k) account) or not; and if not, a function of your marginal tax bracket. Under most market conditions, tax-exempt investments held outside of a tax-deferred account are generally more attractive to higher tax bracket investors.

Short/intermediate bond funds historically have offered greater price stability in exchange for lower and somewhat more volatile yields. Conversely, funds with longer WAMs historically have paid higher and somewhat more stable yields with correspondingly greater price volatility. The selection of the most appropriate fund will depend on your own degree of risk tolerance, need for income, and time horizon. To position your portfolio to respond to fluctuating interest rates or to create a balanced combination of maturities, you may want to consider investing in both Schwab Tax-Free Bond Funds.

Q. SINCE THE STOCK MARKET HAS ACHIEVED RECORD HIGHS, IS IT TIME TO THINK ABOUT INCREASING MY ALLOCATION TO BONDS?

A. Whenever there has been a significant divergence between returns of asset classes, it is prudent to review your portfolio asset allocation. For the three-year period ended 8/31/97, total returns on large-cap domestic stocks far exceeded those of domestic bonds. For example, Schwab 1000 Fund(R), a large-cap domestic equity portfolio, produced an average annual total return of 25.28% for the three-year period ended 8/31/97 while Schwab Long-Term Government Bond Fund returned 8.73% over the same period. 7 This divergence between asset class returns can affect portfolio asset allocation over time.

7 TOTAL RETURN ASSUMES REINVESTMENT OF ALL DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS, IF ANY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. The Investment Manager and Schwab waived a portion of both Funds' fees during the period. Without the waiver, each Fund's total return would have been lower.

As shown below, if an investor had a hypothetical asset allocation of 60% stocks and 40% bonds (investing in just these two funds) at the beginning of the three-year period, and reinvested all fund distributions, the asset allocation mix would have shifted to 70% stocks and 30% bonds by the end of the period - a significant shift from the investor's original strategy caused by the variance in returns of stocks and bonds. 8

                         8/31/94 Portfolio  Three-Year  8/31/97 Portfolio
                          Value  Allocation   Growth     Value  Allocation
 Schwab 1000 Fund(R)     $6,000      60%      $5,798    $11,798     70%

 Schwab Long-Term
 Government Bond Fund    $4,000      40%      $1,142    $5,142      30%

 Total Portfolio Value   $10,000    100%      $6,940    $16,940    100%

Rather than trying to time markets, we believe investors should focus on their own risk profiles and income needs to determine the most appropriate level of bonds in their portfolios. In addition to providing income, bonds have performance characteristics which may make them an attractive element of a well-diversified investment portfolio. Since bond returns have historically not been well correlated with stock returns, combining bonds in a portfolio with other asset classes can be an effective tool to help reduce overall portfolio volatility. 9

8 Note that these are hypothetical asset allocations only.

9 For the 20-year period ended 12/31/96, the correlation of large-cap stock returns and government bond returns has been 0.37. Source: Symphony Asset Management.

SCHWAB SHORT/INTERMEDIATE TAX-FREE BOND FUND
------------------------------------------------------------------------------
PORTFOLIO SUMMARY

                                  ASSET GROWTH

    Total             Total         Percentage
 Net Assets        Net Assets       Growth Over
as of 8/31/97     as of 8/31/96      Reporting
   (000s)            (000s)           Period
-----------------------------------------------
   $54,397           $54,132            0.5%
-----------------------------------------------

                  AVERAGE WEIGHTED MATURITY AT AUGUST 31, 1997

                       Value        % of          % of
Maturity Schedule     (000s)      Portfolio     Portfolio
---------------------------------------------------------
                                                 (cum.)
 1 -  6 Months...     $   900         1.7%          1.7%
 7 - 36 Months...      19,076        35.5          37.2
37 - 60 Months...      23,153        43.1          80.3
Over 60 Months...      10,554        19.7         100.0%
                      -------     -------
                      $53,683       100.0%
                      =======     =======
Average Weighted Maturity--3.46 Years

SCHWAB LONG-TERM TAX-FREE BOND FUND
------------------------------------------------------------------------------
PORTFOLIO SUMMARY

                                  ASSET GROWTH

    Total             Total         Percentage
 Net Assets        Net Assets       Growth Over
as of 8/31/97     as of 8/31/96      Reporting
   (000s)            (000s)           Period
-----------------------------------------------
   $46,767           $43,672            7.1%
-----------------------------------------------

                  AVERAGE WEIGHTED MATURITY AT AUGUST 31, 1997

                       Value        % of          % of
Maturity Schedule     (000s)      Portfolio     Portfolio
---------------------------------------------------------
                                                 (cum.)
   0 -  1 Year        $   416          0.9%          0.9%
   2 - 20 Years        29,266         63.3          64.2
  21 - 30 Years        12,742         27.5          91.7
  Over 30 Years         3,830          8.3         100.0%
                      -------     ---------
                      $46,254        100.0%
                      ========      =======
Average Weighted Maturity--19.96 Years

SCHWAB SHORT/INTERMEDIATE TAX-FREE BOND FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
August 31, 1997

                                                              Par         Value
                                                             ------      -------
MUNICIPAL BONDS--98.3%(A)
ALABAMA--2.0 %
Birmingham, Alabama Special Care Facilities
  Finance Authority Revenue Bonds (Daughters of
  Charity National Health System--St. Vincents
  Hospital & Providence) Series 1995 (Aa2 AA)
  7.00%, 11/01/01                                            $1,000      $ 1,094
                                                                         -------
ALASKA--2.2 %
Anchorage, Alaska Refunding School Bonds Series
  1993A / (MBIA Insurance) (Aaa AAA)
  5.10%, 08/01/99                                             1,145        1,162
                                                                         -------
ARIZONA--8.2 %
Maricopa County, Arizona Unified School District
  No. 93 (Cave Creek Project) Series
  1997-A / (FGIC Insurance) (Aaa AAA)
  5.00%, 07/01/03                                             2,325        2,384
Phoenix, Arizona Civic Improvement Corp.
  Wastewater Systems Lease Revenue Bonds Series
  1993 (Aa3 A)
  5.10%, 07/01/99                                             1,005        1,021
Phoenix, Arizona Senior Lien Street & Highway
  Revenue Refunding Bonds Series 1992 (A1 AA)
  5.95%, 07/01/00                                             1,000        1,046
                                                                         -------
                                                                           4,451
                                                                         -------
CONNECTICUT--3.9 %
Connecticut State Special Tax Obligation
  Refunding Bonds (Transportation Infrastructure
  Purposes) Series 1995C / (FGIC Insurance) (Aaa
  AAA)
  5.50%, 10/01/00                                             2,000        2,073
                                                                         -------
FLORIDA--2.5 %
Orange County, Florida Certificates of
  Participation Series A / (MBIA Insurance)
  (Aaa-)
  4.80%, 08/01/02                                             1,300        1,316
                                                                         -------
ILLINOIS--2.2 %
Illinois Health Facility Authority Revenue Bonds
  (OSF Healthcare System) Series 1993 (A1 A+)
  5.13%, 11/15/00                                             1,145        1,164
                                                                         -------

------------------------------------------------------------------------------

                                                              Par         Value
                                                             ------      -------
INDIANA--2.0 %
Monroe County, Indiana Industrial Hospital
  Authority Revenue Refunding Bonds (Bloomington
  Hospital Project) / (MBIA Insurance) (Aaa -)
  4.60%, 05/01/04                                            $1,105      $ 1,090
                                                                         -------
IOWA--4.2 %
Black Hawk County, Iowa Hospital Facilities
  Revenue Bonds (Allen Memorial Hospital) Series
  1990 (Pre-Refunded) / (AMBAC Insurance &
  Escrowed to Maturity with Government
  Securities) (Aaa AAA)
  7.38%, 02/01/01                                             2,000        2,230
                                                                         -------
KENTUCKY--5.1 %
Kentucky Housing Corp. Housing Revenue Bonds
  Series 1993B / (Multiple Credit Enhancements)
  (Aaa AAA)
  4.45%, 07/01/00                                             1,000        1,008
Kentucky State Property & Buildings Commission
  Revenue Refunding Bonds (Project 55) (A A+)
  4.15%, 09/01/99                                             1,735        1,732
                                                                         -------
                                                                           2,740
                                                                         -------
MARYLAND--5.8 %
Washington, Maryland Suburban Sanitation District
  Sewage Disposal Refunding Bonds (Montgomery &
  Prince George Counties) (Aa1 AA)
  6.00%, 11/01/99                                             3,000        3,128
                                                                         -------
MASSACHUSETTS--3.9 %
Massachusetts Municipal Wholesale Electric
  Company Power Supply Systems Revenue Bonds
  Series 1992E / (AMBAC Insurance) (Aaa AAA)
  5.50%, 07/01/00                                             2,000        2,070
                                                                         -------
MICHIGAN--2.0 %
Michigan State Hospital Finance Authority Revenue
  Bonds (McLaren Obligated Group) / (Escrowed to
  Maturity with Government Securities) (Aaa -)
  7.00%, 09/15/00                                             1,000        1,095
                                                                         -------
MINNESOTA--8.3 %
Minneapolis, Minnesota Community Development
  Agency Tax Increment Revenue Bonds / (MBIA
  Insurance) (Aaa AAA)
  7.00%, 09/01/00                                             1,000        1,079

SCHWAB SHORT/INTERMEDIATE TAX-FREE BOND FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
August 31, 1997

                                                              Par         Value
                                                             ------      -------
Minnesota State Housing Finance Agency Rental
  Housing Revenue Bonds Series D / (MBIA
  Insurance) (Aaa AAA)
  4.80%, 08/01/01                                            $2,230      $ 2,257
St. Paul, Minnesota Sewer Revenue Bonds Series
  1988A (Aa2 A)
  8.00%, 12/01/98                                             1,050        1,108
                                                                         -------
                                                                           4,444
                                                                         -------
MISSISSIPPI--3.8 %
Mississippi Hospital Equipment & Facilities
  Authority Revenue Refunding Bonds (Mississippi
  Baptist Medical Center) / (MBIA Insurance) (Aaa
  AAA)
  5.25%, 05/01/01                                             2,000        2,053
                                                                         -------
MISSOURI--1.0 %
Missouri State Environmental Improvement & Energy
  Resources Authority Water Pollution Control
  Revenue Bonds (State Revolving Fund Program)
  Series 1992A (Aa1 -)
  5.80%, 07/01/99                                               500          515
                                                                         -------
NEW YORK--9.2 %
Municipal Assistance Corp. for the City of New
  York Revenue Bonds Series L (Aa2 AA-)
  5.50%, 07/01/03                                             2,000        2,104
New York City, New York General Obligation Bonds
  Series L (Baa1 BBB+)
  5.10%, 08/01/02                                               800          813
New York State Dormitory Authority Lease Revenue
  Refunding Bonds (State University Dormitory
  Facilities) Series 1995A / (AMBAC Insurance)
  (Aaa AAA)
  5.10%, 07/01/01                                             2,000        2,053
                                                                         -------
                                                                           4,970
                                                                         -------
OHIO--7.1 %
Ohio State Public Facilities Commission Higher
  Education Capital Facilities Revenue Bonds
  Series II-A / (MBIA Insurance) (Aaa AAA)
  4.38%, 11/01/00                                             1,750        1,761
Ohio State Public Facilities Commission Higher
  Education Capital Facilities Revenue Bonds
  Series II-B / (FSA Insurance) (Aaa AAA)
  5.00%, 11/01/01                                             2,000        2,057
                                                                         -------
                                                                           3,818
                                                                         -------

------------------------------------------------------------------------------

                                                              Par         Value
                                                             ------      -------
PENNSYLVANIA--2.3 %
Pennsylvania State Industrial Development
  Authority Revenue Bonds / (AMBAC Insurance)
  (Aaa AAA)
  4.50%, 07/01/98                                            $1,230      $ 1,237
                                                                         -------
SOUTH CAROLINA--6.4 %
Charleston, South Carolina Public Facilities
  Certificates of Participation (Public
  Improvement Project) Series 1993 / (AMBAC
  Insurance) (Aaa AAA)
  4.30%, 09/01/00                                             1,085        1,088
Greenville, South Carolina Hospital Facilities
  Revenue Refunding Bonds Series 1993C (- AA-)
  5.00%, 05/01/00                                             1,090        1,104
South Carolina State Public Service Authority
  Power Electric Revenue Refunding Bonds (Santee
  Cooper) Series 1991A (Aa2 AA-)
  5.60%, 07/01/00                                             1,200        1,241
                                                                         -------
                                                                           3,433
                                                                         -------
TENNESSEE--5.0 %
Knox County, Tennessee Health & Education
  Hospital Facilities Revenue Bonds (Fort Sanders
  Alliance) Series 1990C (Pre-Refunded) / (MBIA
  Insurance) (Aaa AAA)
  7.00%, 01/01/00                                             2,500        2,703
                                                                         -------
TEXAS--1.9 %
Houston, Texas General Obligation Revenue Bonds
  Series 1995A (Aa3 AA-)
  5.30%, 03/01/01                                             1,000        1,021
                                                                         -------
WASHINGTON--7.4 %
Port of Seattle, Washington Revenue Bonds Series
  B / (FGIC Insurance) (Aaa AAA)
  5.50%, 09/01/02                                             2,775        2,882
Washington State General Obligation Refunding
  Bonds Series 1991 R-92 B (Aa1 AA+)
  6.30%, 09/01/02                                             1,000        1,078
                                                                         -------
                                                                           3,960
                                                                         -------

SCHWAB SHORT/INTERMEDIATE TAX-FREE BOND FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
August 31, 1997

                                                              Par         Value
                                                             ------      -------
WISCONSIN--1.9 %
Wisconsin State Health & Education Facilities
  Authority Revenue Bonds (Aurora Medical Group
  Project) Series 1996 / (FSA Insurance) (Aaa
  AAA)
  4.90%, 11/15/02                                            $1,000      $ 1,016
                                                                         -------
TOTAL MUNICIPAL BONDS
  (Cost $52,256)                                                          52,783
                                                                         -------
VARIABLE RATE OBLIGATIONS--1.5%(B)
CALIFORNIA--1.5 %
California Pollution Control Financing Authority
  Solid Waste Disposal Revenue Bonds (Shell
  Martinez) Series 96A (Shell Corp. Guaranty)
  (Aa1 AAA)
  3.40%, 09/01/97                                               800          800
                                                                         -------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $800)                                                                800
                                                                         -------
SHORT-TERM INVESTMENTS--0.2%(C)
Provident Institutional Funds--MuniFund Portfolio
  2.99%, 09/07/97                                               100          100
                                                                         -------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $100)                                                                100
                                                                         -------
TOTAL INVESTMENTS--100%,
  (Cost $53,156)                                                         $53,683
                                                                         =======

See accompanying Notes to Schedule of Investments.

SCHWAB LONG-TERM TAX-FREE BOND FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
August 31, 1997

                                                              Par         Value
                                                             ------      -------
MUNICIPAL BONDS--99.1%(A)
ALASKA--9.6 %
Kodiak Island Borough, Alaska General Obligation
  Bonds Series 1994A / (AMBAC Insurance) (Aaa
  AAA)
  5.40%, 02/15/10                                            $2,500      $ 2,506
Valdez, Alaska Marine Terminal Revenue Bonds (BP
  Pipeline Project) Series 1993B (Aa2 AA)
  5.50%, 10/01/28                                             2,000        1,943
                                                                         -------
                                                                           4,449
                                                                         -------
ARIZONA--4.9 %
Maricopa County, Arizona Alhambra Elementary
  School District 68 School Improvement &
  Refunding Bonds Series 1994A / (AMBAC
  Insurance) (Aaa AAA)
  6.80%, 07/01/12                                             2,000        2,248
                                                                         -------
CALIFORNIA--6.3 %
California State Public Works Board Lease Revenue
  Refunding Bonds (Various California State
  University Projects) / (AMBAC Insurance) (Aaa
  AAA)
  5.38%, 10/01/17                                               800          791
Orange County, California Community Facilities
  District Special Tax Revenue Bonds (Number
  87-4) Series A / (MBIA Insurance) (Aaa AAA)
  5.25%, 08/15/19                                               865          841
Santa Clara County, California Financing
  Authority Lease Revenue Bonds (VMC Facility
  Replacement Project) Series 1994A / (AMBAC
  Insurance) (Aaa AAA)
  7.75%, 11/15/10                                             1,000        1,264
                                                                         -------
                                                                           2,896
                                                                         -------
FLORIDA--2.8 %
Hillsborough County, Florida Aviation Revenue
  Bonds (Tampa International Airport) Series
  B / (FGIC Insurance) (Aaa AAA)
  5.88%, 10/01/23                                             1,250        1,295
                                                                         -------
ILLINOIS--2.5 %
Illinois State Toll Highway Authority Priority
  Revenue Bonds Series 1992A (A1 A+)
  6.38%, 01/01/15                                             1,100        1,166
                                                                         -------
IOWA--2.5 %
Ames, Iowa Hospital Revenue Bonds (Mary Greeley
  Medical Center Project) Series 1993 / (AMBAC
  Insurance) (Aaa AAA)
  5.70%, 08/15/12                                               500          515

SCHWAB LONG-TERM TAX-FREE BOND FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
August 31, 1997

                                                              Par         Value
                                                             ------      -------
Cedar Rapids, Iowa Hospital Facilities Revenue
  Bonds (St. Luke's Methodist Project) Series
  1993 / (FGIC Insurance) (Aaa AAA)
  6.13%, 08/15/13                                            $  600      $   629
                                                                         -------
                                                                           1,144
                                                                         -------
KENTUCKY--2.1 %
Jefferson County, Kentucky Health Facilities
  Revenue Bonds (University Medical Center
  Project) / (MBIA Insurance) (Aaa AAA)
  5.25%, 07/01/22                                             1,000          965
                                                                         -------
MARYLAND--0.9 %
Maryland State Community Development
  Administration Department of Housing &
  Community Development Series A (Aa2 -)
  5.88%, 07/01/16                                               400          413
                                                                         -------
MASSACHUSETTS--5.9 %
Massachusetts State Health & Education Facilities
  Authority Revenue Bonds (Berklee College of
  Music) Series E / (MBIA Insurance) (- AAA)
  5.10%, 10/01/27                                             2,000        1,888
Massachusetts State Housing Finance Agency
  Multi-Family Residential Housing Revenue Bonds
  Series 1989A (A A+)
  7.80%, 08/01/22                                               800          843
                                                                         -------
                                                                           2,731
                                                                         -------
MICHIGAN--10.3 %
Detroit, Michigan Water Supply System Senior Lien
  Revenue Bonds Series 1997A / (MBIA Insurance)
  (Aaa AAA)
  5.00%, 07/01/27                                             3,000        2,782
Eastern Michigan University Board of Regents
  Revenue Bonds / (FGIC Insurance) (Aaa AAA)
  5.50%, 06/01/17                                             2,000        2,013
                                                                         -------
                                                                           4,795
                                                                         -------
MISSISSIPPI--4.9 %
Mississippi Hospital Equipment & Facilities
  Authority Revenue Bonds (Mississippi Baptist
  Medical Center) / (MBIA Insurance) (Aaa AAA)
  6.00%, 05/01/13                                             2,150        2,274
                                                                         -------

------------------------------------------------------------------------------

                                                              Par         Value
                                                             ------      -------
NEW YORK--4.2 %
New York State General Obligation Bonds Series
  1996A (A2 A)
  5.30%, 07/15/15                                            $2,000      $ 1,963
                                                                         -------
NORTH CAROLINA--4.2 %
North Carolina Medical Care Community Health Care
  Facilities Revenue Bonds (Care Medical Project)
  (Aa3 AA)
  5.25%, 05/01/21                                             2,000        1,930
                                                                         -------
PENNSYLVANIA--8.7 %
Pennsylvania Higher Education Facilities
  Authority Revenue Bonds (University of
  Pennsylvania Health Services) Series 1996A (Aa
  AA)
  5.75%, 01/01/17                                             2,000        2,048
Philadelphia, Pennsylvania Hospital & Higher
  Education Facilities Authority Revenue
  Refunding Bonds (Childrens Hospital) (Aa3 AA)
  5.25%, 02/15/08                                               700          712
Pittsburgh, Pennsylvania Water & Sewer Authority
  Revenue Bonds Series B / (FSA Insurance) (Aaa
  AAA)
  5.75%, 09/01/25                                             1,250        1,270
                                                                         -------
                                                                           4,030
                                                                         -------
RHODE ISLAND--2.3 %
Rhode Island Housing & Mortgage Finance Corp.
  Homeownership Opportunity Bonds Series 10A (Aa2
  AA+)
  6.50%, 10/01/22                                             1,000        1,053
                                                                         -------
TEXAS--12.1 %
Austin, Texas Utilities System Revenue
  Bonds / (FSA Insurance) (Aaa AAA)
  5.13%, 11/15/16                                             3,000        2,862
Conroe, Texas Independent School District General
  Obligation Bonds / (Permanent School Fund
  Guaranty) (Aaa AAA)
  5.25%, 02/15/21                                             1,000          971
Texas State Public Financing Authority General
  Obligation Bonds Series 1994B (Aa2 AA)
  5.75%, 10/01/14                                             1,025        1,057
University of Texas Revenue Refunding Bonds
  Series B (Aa1 -)
  6.75%, 08/15/13                                               680          740
                                                                         -------
                                                                           5,630
                                                                         -------

SCHWAB LONG-TERM TAX-FREE BOND FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
August 31, 1997

                                                              Par         Value
                                                             ------      -------
VIRGINIA--4.4 %
Virginia State Public Building Authority Revenue
  Bonds Public Facilities Series A (Aa2 AA)
  5.50%, 08/01/16                                            $2,000      $ 2,028
                                                                         -------
WASHINGTON--8.3 %
King County, Washington Lease Revenue Bonds (King
  Street Center Project) / (MBIA Insurance) (Aaa
  AAA)
  5.13%, 06/01/17                                             1,000          954
King County, Washington School District General
  Obligation Bonds No. 415 Series A (A1 AA-)
  5.55%, 12/01/11                                               500          516
Seattle, Washington Municipal Light & Power
  Revenue Refunding Bonds Series 1993 (Aa AA)
  5.40%, 05/01/08                                             2,300        2,360
                                                                         -------
                                                                           3,830
                                                                         -------
WISCONSIN--2.2 %
Wisconsin State Health & Education Facilities
  Revenue Bonds (Medical College of Wisconsin
  Project) / (MBIA Insurance) (Aaa AAA)
  5.50%, 03/01/17                                             1,000          998
                                                                         -------
TOTAL MUNICIPAL BONDS
  (Cost $44,263)                                                          45,838
                                                                         -------
VARIABLE RATE OBLIGATIONS--0.9%(B)
CALIFORNIA--0.9 %
Irvine Ranch, California Water District
  Consolidated District Numbers 140, 240, 105,
  250 / (Bank of America LOC) (Aa2 AA-)
  3.40%, 09/01/97                                               400          400
                                                                         -------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $400)                                                                400
                                                                         -------
SHORT-TERM INVESTMENTS--0.0%(C)
Provident Institutional Funds--MuniFund Portfolio
  2.99%, 09/07/97                                                16           16
                                                                         -------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $16)                                                                  16
                                                                         -------
TOTAL INVESTMENTS--100%,
  (Cost $44,679)                                                         $46,254
                                                                         =======

------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS

Parenthetical disclosures which follow each security represent independent bond ratings, where available, as provided by Moody Investor Services, Inc. and Standard & Poor's Ratings Group which were in effect on report date.

(a) Interest rates represent coupon rate of security.

(b) Interest rates vary periodically based on current market rates. Rates shown are the effective rates on the report date. Dates shown represent the latter of the demand date or next interest rate change date, which is considered the maturity date for financial reporting purposes. For variable rate securities without demand features and which mature in less than one year, the next interest reset date is shown.

(c) Interest rates represent the yield on the report date.

                         Abbreviations
---------------------------------------------------------------
FGIC       Financial Guaranty Insurance Company
FSA        Financial Security Assurance
LOC        Letter of Credit
MBIA       Municipal Bond Investors Assurance

See accompanying Notes to Financial Statements.

------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES (in thousands)
August 31, 1997

                                                    Schwab          Schwab
                                              Short/Intermediate   Long-Term
                                                   Tax-Free        Tax-Free
                                                  Bond Fund        Bond Fund
                                              ------------------   ---------
ASSETS
Investments, at value (Cost: $53,156 and
  $44,679, respectively)                           $ 53,683         $46,254
Interest receivable                                     765             553
Receivable for Fund shares sold                          10             214
Deferred organization costs                              16              --
Prepaid expenses                                         13              13
                                                    -------         -------
    Total assets                                     54,487          47,034
                                                    -------         -------
LIABILITIES
Payable for:
  Dividends                                              35              37
  Fund shares redeemed                                    4             186
  Other                                                  51              44
                                                    -------         -------
    Total liabilities                                    90             267
                                                    -------         -------
Net assets applicable to outstanding shares        $ 54,397         $46,767
                                                    =======         =======
NET ASSETS CONSIST OF:
  Paid-in-capital                                  $ 54,373         $45,160
  Undistributed net investment income                    12              15
  Accumulated net realized gain (loss) on
    investments sold                                   (515)             17
  Net unrealized appreciation on investments            527           1,575
                                                    -------         -------
                                                   $ 54,397         $46,767
                                                    =======         =======
PRICING OF SHARES
  Outstanding shares, $0.00001 par value
    (unlimited shares authorized)                     5,356           4,442
  Net asset value, offering and redemption
    price per share                                  $10.16          $10.53

See accompanying Notes to Financial Statements.

------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS (in thousands)
Year ended August 31, 1997

                                                    Schwab          Schwab
                                              Short/Intermediate   Long-Term
                                                   Tax-Free        Tax-Free
                                                  Bond Fund        Bond Fund
                                              ------------------   ---------
Interest income                                     $2,429          $ 2,442
                                                    ------           ------
Expenses:
  Investment advisory and administration fee           218              179
  Transfer agency and shareholder service
    fees                                               133              109
  Custodian fees                                        37               32
  Registration fees                                     32               32
  Professional fees                                     20               27
  Shareholder reports                                   31               28
  Trustees' fees                                         7                7
  Amortization of deferred organization
    costs                                               15               17
  Other expenses                                        16               17
                                                    ------           ------
                                                       509              448
Less expenses reduced (see Note 4)                    (249)            (234)
                                                    ------           ------
  Total expenses incurred by Fund                      260              214
                                                    ------           ------
Net investment income                                2,169            2,228
                                                    ------           ------
Net realized gain on investments sold                   22              407
Increase in net unrealized appreciation on
  investments                                          586            1,281
                                                    ------           ------
  Net gain on investments                              608            1,688
                                                    ------           ------
Increase in net assets resulting from
  operations                                        $2,777          $ 3,916
                                                    ======           ======

See accompanying Notes to Financial Statements.

------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (in thousands)

                                              Schwab                  Schwab
                                        Short/Intermediate          Long-Term
                                        Tax-Free Bond Fund      Tax-Free Bond Fund
                                       --------------------    --------------------
                                                  Year ended August 31,
                                         1997        1996        1997        1996
                                       --------    --------    --------    --------
Operations:
  Net investment income                $  2,169    $  2,146    $  2,228    $  2,193
  Net realized gain on investments
    sold                                     22         150         407         423
  Increase (decrease) in net
    unrealized gain on investments          586        (590)      1,281        (635)
                                       --------    --------    --------    --------
  Increase in net assets resulting
    from operations                       2,777       1,706       3,916       1,981
                                       --------    --------    --------    --------
Dividends to shareholders from net
  investment income                      (2,169)     (2,147)     (2,228)     (2,193)
                                       --------    --------    --------    --------
Capital share transactions:
  Proceeds from shares sold              15,680      19,101      14,726      18,452
  Net asset value of shares issued in
    reinvestment of dividends             1,698       1,701       1,547       1,569
  Less payments for shares redeemed     (17,721)    (18,733)    (14,866)    (17,550)
                                       --------    --------    --------    --------
  Increase (decrease) in net assets
    from capital share transactions        (343)      2,069       1,407       2,471
                                       --------    --------    --------    --------
Total increase in net assets                265       1,628       3,095       2,259
Net assets:
  Beginning of period                    54,132      52,504      43,672      41,413
                                       --------    --------    --------    --------
  End of period (including
    undistributed net investment
    income of $12, $12, $15 and $15,
    respectively)                      $ 54,397    $ 54,132    $ 46,767    $ 43,672
                                       ========    ========    ========    ========
Number of Fund shares:
  Sold                                    1,549       1,891       1,415       1,797
  Reinvested                                168         168         149         153
  Redeemed                               (1,754)     (1,854)     (1,434)     (1,714)
                                       --------    --------    --------    --------
  Net increase (decrease) in shares
    outstanding                             (37)        205         130         236
Shares outstanding:
  Beginning of period                     5,393       5,188       4,312       4,076
                                       --------    --------    --------    --------
  End of period                           5,356       5,393       4,442       4,312
                                       ========    ========    ========    ========

See accompanying Notes to Financial Statements.

------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

                                                         Schwab Short/Intermediate
                                                            Tax-Free Bond Fund
                                           -----------------------------------------------------
                                                                                        Period
                                                                                        ended
                                                          Year ended August 31,       August 31,
                                            1997       1996       1995       1994       1993**
                                           -------    -------    -------    -------   ----------
Net asset value at beginning of period     $ 10.04    $ 10.12    $  9.92    $ 10.15    $  10.00
Income from investment operations
------------------------
 Net investment income                        0.41       0.41       0.40       0.37        0.13
 Net realized and unrealized gain (loss)
   on investments                             0.12      (0.08)      0.20      (0.23)       0.15
                                           -------    -------    -------    -------     -------
 Total from investment operations             0.53       0.33       0.60       0.14        0.28
Less distributions
------------
 Dividends from net investment income        (0.41)     (0.41)     (0.40)     (0.37)      (0.13)
 Distributions from realized gain on
   investments                                  --         --         --         --          --
                                           -------    -------    -------    -------     -------
 Total distributions                         (0.41)     (0.41)     (0.40)     (0.37)      (0.13)
                                           -------    -------    -------    -------     -------
Net asset value at end of period           $ 10.16    $ 10.04    $ 10.12    $  9.92    $  10.15
                                           =======    =======    =======    =======     =======
Total return (not annualized)                 5.40%      3.32%      6.23%      1.42%       2.83%
--------
Ratios/Supplemental data
------------------
 Net assets, end of period (000s)          $54,397    $54,132    $52,504    $63,889    $ 54,450
 Ratio of expenses to average net assets+     0.49%      0.49%      0.49%      0.48%       0.45%*
 Ratio of net investment income to
   average net assets+                        4.08%      4.06%      4.06%      3.71%       3.63%*
 Portfolio turnover rate                        20%        44%        35%        19%         11%

---------------

 + The information contained in the above table is based on actual expenses for the periods, after giving effect to the portion of expenses reduced and absorbed by the Investment Manager and Schwab. Had these expenses not been reduced and absorbed, the Fund's expense and net investment income ratios would have been:

  Ratio of expenses to average
    net assets                                0.96%      0.90%      0.89%      0.91%       1.26%*
  Ratio of net investment income              3.61%      3.65%      3.66%      3.28%       2.82%*

 * Annualized

** For the period April 21, 1993 (commencement of operations) to August 31,
   1993.

See accompanying Notes to Financial Statements.

------------------------------------------------------------------------------

                                              Schwab Long-Term Tax-Free Bond Fund
                                ----------------------------------------------------------------
                                                                          Eight
                                                                          months       Period
                                                                          ended        ended
                                        Year ended August 31,           August 31,  December 31,
                                 1997      1996      1995      1994        1993        1992**
                                -------   -------   -------   -------   ----------  ------------
Net asset value at beginning of
 period                         $ 10.13   $ 10.16   $  9.95   $ 10.59    $   9.92     $  10.00
Income from investment
-----------------
 operations
 --------
 Net investment income             0.53      0.52      0.53      0.52        0.36         0.17
 Net realized and unrealized
   gain (loss) on investments      0.40     (0.03)     0.21     (0.56)       0.67        (0.08)
                                -------   -------   -------   -------     -------      -------
 Total from investment
   operations                      0.93      0.49      0.74     (0.04)       1.03         0.09
Less distributions
------------
 Dividends from net investment
   income                         (0.53)    (0.52)    (0.53)    (0.52)      (0.36)       (0.17)
 Distributions from realized
   gain on investments               --        --        --     (0.08)         --           --
                                -------   -------   -------   -------     -------      -------
 Total distributions              (0.53)    (0.52)    (0.53)    (0.60)      (0.36)       (0.17)
                                -------   -------   -------   -------     -------      -------
Net asset value at end of
 period                         $ 10.53   $ 10.13   $ 10.16   $  9.95    $  10.59     $   9.92
                                =======   =======   =======   =======     =======      =======
Total return (not annualized)      9.36%     4.87%     7.76%    (0.42)%     10.56%        0.92%
--------
Ratios/Supplemental data
------------------
 Net assets, end of period
   (000s)                       $46,767   $43,672   $41,413   $43,975    $ 50,413     $ 28,034
 Ratio of expenses to average
   net assets+                     0.49%     0.49%     0.54%     0.51%       0.45%*       0.45%*
 Ratio of net investment income
   to average net assets+          5.09%     5.06%     5.40%     5.05%       5.30%*       5.61%*
 Portfolio turnover rate             61%       50%       70%       62%         91%          54%

---------------

 + The information contained in the above table is based on actual expenses for the periods, after giving effect to the portion of expenses reduced and absorbed by the Investment Manager and Schwab. Had these expenses not been reduced and absorbed, the Fund's expense and net investment income ratios would have been:

  Ratio of expenses to average
    net assets                     1.02%     0.94%     0.93%     0.99%       1.18%*       1.53%*
  Ratio of net investment
    income                         4.56%     4.61%     5.01%     4.57%       4.57%*       4.53%*

 * Annualized

** For the period September 11, 1992 (commencement of operations) to December
   31, 1992.

See accompanying Notes to Financial Statements.

------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
Year ended August 31, 1997

1. DESCRIPTION OF THE FUNDS

The Schwab Short/Intermediate Tax-Free Bond Fund and Schwab Long-Term Tax-Free Bond Fund (the "Funds") are series of Schwab Investments (the "Trust"), a no load, open-end, management investment company organized as a Massachusetts business trust on October 26, 1990 and registered under the Investment Company Act of 1940, as amended.

In addition to the Funds, the Trust also offers -- the Schwab 1000 Fund(R), Schwab Short/Intermediate Government Bond Fund, Schwab Long-Term Government Bond Fund, Schwab California Short/Intermediate Tax-Free Bond Fund and Schwab California Long-Term Tax-Free Bond Fund. The assets of each series are segregated and accounted for separately.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security valuation -- Bonds and notes are generally valued at prices obtained from an independent bond-pricing service. These securities are valued at the mean between the most recent bid and asked prices, or if such prices are not available, at prices for securities of comparable maturity, quality and type. Short-term securities within 60 days or less of maturity are stated at amortized cost, which approximates market value.

Security transactions and interest income -- Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Realized gains and losses from security transactions are determined on an identified cost basis. Interest income is accrued on a daily basis and includes amortization of premium on investments. For callable bonds purchased at a premium, the excess of the purchase price over the call value is amortized against interest income through the call date. If the call provision is not exercised by the issuer, any remaining premium is amortized through the final maturity date.

------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)

Dividends to shareholders -- Each Fund declares a daily dividend, from net investment income for that day, payable monthly. Distributions of net capital gains, if any, are recorded on ex-dividend date, payable annually on a calendar year basis.

Deferred organization costs -- Costs incurred in connection with the organization of the Funds and their initial registration with the Securities and Exchange Commission are amortized on a straight-line basis over a five-year period from each Fund's commencement of operations.

Expenses -- Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to all series of the Trust are generally allocated to each series in proportion to their relative net assets.

Federal income taxes -- It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. Each Fund is considered a separate entity for tax purposes.

All distributions paid by Schwab Short/Intermediate Tax-Free Bond Fund and Schwab Long-Term Tax-Free Bond Fund during the year ended August 31, 1997 qualify as exempt interest dividends for federal tax purposes.

At August 31, 1997, (for financial reporting and federal income tax purposes), net unrealized gain for the Schwab Short/Intermediate Tax-Free Bond Fund aggregated $527,000 of which $592,000 related to appreciated securities and $65,000 related to depreciated securities, and net unrealized gain for the Schwab Long-Term Tax-Free Bond Fund aggregated $1,575,000, of which $1,678,000 related to appreciated securities and $103,000 related to depreciated securities.

3. TRANSACTIONS WITH AFFILIATES

Investment advisory and administration agreement -- The Trust has an investment advisory and administration agreement with Charles Schwab Investment Management, Inc. (the "Investment Manager"). For advisory services and facilities furnished, the Funds each pay an annual fee, payable monthly, of 0.41% of each Fund's average daily net assets. The Investment

------------------------------------------------------------------------------

Manager has reduced a portion of its fee for the year ended August 31, 1997 (see
Note 4).

Transfer agency and shareholder service agreements -- The Trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives an annual fee, payable monthly, of 0.05% of each fund's average daily net assets for transfer agency services and 0.20% of such assets for shareholder services. Schwab has reduced a portion of its fees for the year ended August 31, 1997 (see
Note 4).

Officers and trustees -- Certain officers and trustees of the Trust are also officers and/or directors of the Investment Manager and/or Schwab. During the year ended August 31, 1997, the Trust made no direct payments to its officers or trustees who are "interested persons" within the meaning of the Investment Company Act of 1940, as amended. The Funds incurred fees aggregating $14,000 related to the Trust's unaffiliated trustees.

4. EXPENSES REDUCED BY THE INVESTMENT MANAGER AND SCHWAB

The Investment Manager and Schwab reduced a portion of their fees in order to limit each Fund's ratio of operating expenses to average net assets for each Fund. During the year ended August 31, 1997, the total of such fees reduced by the Investment Manager and Schwab were $137,000 and $112,000 for the Schwab Short/Intermediate Tax-Free Bond Fund, respectively, and $141,000 and $93,000 for the Schwab Long-Term Tax-Free Bond Fund, respectively.

5. INVESTMENT TRANSACTIONS

Purchases, sales and maturities of investment securities, other than short-term obligations, during the year ended August 31, 1997, were as follows (in thousands):

                                      Schwab                 Schwab
                                Short/Intermediate         Long-Term
                                Tax-Free Bond Fund     Tax-Free Bond Fund
                                ------------------     ------------------
Purchases                            $ 12,063               $ 27,246
Proceeds of sales and
  maturities                         $ 11,814               $ 25,899

------------------------------------------------------------------------------

To the Trustees
and Shareholders of the Schwab Short/Intermediate Tax-Free Bond Fund and the Schwab Long-Term Tax-Free Bond Fund

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Schwab Short/Intermediate Tax-Free Bond Fund and the Schwab Long-Term Tax-Free Bond Fund (two series constituting part of Schwab Investments, hereafter referred to as the "Trust") at August 31, 1997, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
San Francisco, California
September 30, 1997

                              SCHWABFUNDS FAMILY(R)

The SchwabFunds Family includes a variety of funds to help meet your investment needs. You can diversify your portfolio in a single step with our asset allocation funds. Or you can customize your portfolio with a combination of our stock funds as well as our taxable and tax-advantaged bond and money funds.

                          SCHWAB ASSET ALLOCATION FUNDS
                   Schwab Asset Director(R) - High Growth Fund
                  Schwab Asset Director - Balanced Growth Fund
                Schwab Asset Director - Conservative Growth Fund
                 Schwab OneSource Portfolios - Growth Allocation
                Schwab OneSource Portfolios - Balanced Allocation

                               SCHWAB STOCK FUNDS
                               Schwab 1000 Fund(R)
                               Schwab S&P 500 Fund
                            Schwab Analytics Fund(R)
                         Schwab Small-Cap Index Fund(R)
                   Schwab OneSource Portfolios - Small Company
                       Schwab International Index Fund(R)
                   Schwab OneSource Portfolios - International

                               SCHWAB BOND FUNDS
         Schwab Government Bond Funds - Long-Term and Short/Intermediate
          Schwab Tax-Free Bond Funds - Long-Term and Short/Intermediate
    Schwab California Tax-Free Bond Funds - Long-Term and Short/Intermediate

                            SCHWAB MONEY MARKET FUNDS

Schwab offers an array of money market funds* that seek high current income with safety and liquidity. Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

Please call 1-800-435-4000 for a free prospectus and brochure for any of the SchwabFunds(R).

Each prospectus provides more complete information, including charges and expenses. Please read it carefully before investing.

This report must be preceded or accompanied by a current prospectus.

*Investments in money market funds are neither insured nor guaranteed by the U.S. government, and there is no assurance that the funds will be able to maintain a stable share price of $1.

SCHWABFUNDS                                                          BULK RATE
FAMILY                                                             U.S. POSTAGE
101 Montgomery Street                                                  PAID
San Francisco, California 94104                                   CHARLES SCHWAB

INVESTMENT ADVISOR
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR
Charles Schwab & Co., Inc.
101 Montgomery Street, San Francisco, CA 94104

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C)1997 Charles Schwab & Co., Inc. All rights reserved. Member SIPC/NYSE.